Accounts Receivable, Net	6 Months Ended
Mar. 31, 2023
Accounts Receivables, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
4.	ACCOUNTS RECEIVABLE, NET

As of September 30, 2022 and March 31, 2023, accounts receivable and allowance for doubtful accounts consisted of the following:

	2022	2023
	(audited)
Accounts receivable	$8,601,585	$6,999,600
Less: allowance for doubtful accounts	(1,059,523)	(1,402,470)
Accounts receivable, net	$7,542,062	$5,597,130

The movement of allowance for doubtful accounts was as follows for the six months ended March 31, 2022 and 2023:

	2022	2023
Balance at beginning of the period	$34,155	$1,059,523
Current period addition	1,117,156	300,266
Write-off	(625)	-
Foreign currency translation adjustment	(91,163)	42,681
Balance at the end of the period	$1,059,523	$1,402,470

For the six months ended March 31, 2022 and 2023, $113,387 and $300,266 of bad debt expenses were recorded, respectively.